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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY        February 14, 2011
----------------------------    ------------------    -------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          32
Form 13F Information Table Value Total:  $5,026,802
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
   1     28-13113               Blackstone Capital Partners V L.P.
   2     28-12332               GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                          FORM 13F INFORMATION TABLE
                           THE BLACKSTONE GROUP L.P.
                    FOR THE QUARTER ENDED DECEMBER 31, 2010

                               Title of                 Value              SH/ Put/    Inv.     Other    Voting
Name of Issuer                  Class         CUSIP    (1000s)    Shares   PRN Call Discretion Managers Authority
--------------              -------------- ----------- -------- ---------- --- ---- ---------- -------- ----------
ALLIANCE DATA SYSTEMS CORP.      COM        18581108   $ 80,612  1,134,907 SH          SOLE        1     1,134,907
BEAZER HOMES USA INC.......      COM       07556Q 10 5 $ 21,122  3,918,730 SH          SOLE        2     3,918,730
BIOSCRIPS, INC.............      COM       09069N 10 8 $  1,654    316,327 SH          SOLE                316,327
BOOZ ALLEN HAMILTON, INC...      COM       099502 10 6 $  4,989    256,750 SH          SOLE                256,750
CHENIERE ENERGY INC........      COM       16411R 20 8 $ 47,673  9,631,007 SH          SOLE        2     9,631,007
CHENIERE ENERGY INC........      COM       16411R 20 8 $    579    116,929 SH          SOLE                116,929
CHINA DIGITAL TV HLDG
 CO LTD....................    SPON ADR    16938G 10 7 $    613     86,497 SH          SOLE                 86,497
CHINA PETE & CHEM CORP..... SPON ADR H SHS  16941R108  $    475      4,964 SH          SOLE                  4,964
CROSSTEX ENERGY LP.........      COM       22765U 10 2 $ 14,440  1,002,800 SH          SOLE        2     1,002,800
DR REDDYS LABS LTD.........      ADR        256135203  $  2,742     74,200 SH          SOLE                 74,200
GENERAL GROWTH
 PROPERTIES, INC...........      COM       370023 103  $744,458 48,091,603 SH          SOLE             48,091,603
GENERAL GROWTH
 PROPERTIES, INC...........    Warrants    370023 103  $ 34,300  5,000,000 SH          SOLE              5,000,000
GENERAL MOTORS.............      COM       37045V 10 0 $ 25,802    700,000 SH          SOLE        2       700,000
GRAHAM PACKAGING
 HOLDINGS COMPANY..........      COM       384701 10 8 $525,453 40,295,506 SH          SOLE       (b)   40,295,506
HOVNANIAN ENTERPRISES......      COM       442487 20 3 $  4,497  1,099,564 SH          SOLE        2     1,099,564
HSBC HLDGS PLC.............  SPON ADR NEW   404280406  $    499      9,775 SH          SOLE                  9,775
ICICI BK LTD...............      ADR        45104G104  $    197      3,900 SH          SOLE                  3,900
LORAL SPACE &
 COMMUNICATNS I............      COM       543881 10 6 $ 41,572    543,427 SH          SOLE        2       543,427
ORBITZ WORLDWIDE INC.......      COM        68557K109  $307,710 55,046,598 SH          SOLE      1 (a)  55,046,598
REPUBLIC SVCS INC..........      COM        760759100  $644,252 21,575,770 SH          SOLE       (b)   21,575,770
SOHU COM INC...............      COM        83408W103  $    749     11,805 SH          SOLE                 11,805

                           Title of               Value                  SH/ Put/    Inv.     Other    Voting
Name of Issuer              Class      CUSIP     (1000s)      Shares     PRN Call Discretion Managers Authority
--------------             -------- ----------- ---------- ------------- --- ---- ---------- -------- ----------
SPDR S&P ETF TR...........   COM    78462F 10 3 $    1,886        15,000 SH          SOLE       2         15,000
SPY US 01/22/11 PUT 123...   COM    78462F 10 3 $  125,750     1,000,000 SH  Put     SOLE       2      1,000,000
SPY US 02/19/11 PUT 115...   COM    78462F 10 3 $  503,000     4,000,000 SH  Put     SOLE       2      4,000,000
SPY US 02/19/11 PUT 122...   COM    78462F 10 3 $  125,750     1,000,000 SH  Put     SOLE       2      1,000,000
STANDARD PAC CORP NEW.....   COM    85375C 10 1 $   17,383     3,778,834 SH          SOLE       2      3,778,834
TATA MTRS LTD............. SPON ADR 876568 50 2 $    5,632       191,950 SH          SOLE                191,950
TEAM HEALTH HOLDINGS, INC.   COM     87817A 10  $  688,213 44,286,562.51 SH          SOLE             44,286,563
THE HOWARD HUGHES
 CORPORATION..............   COM    44267D 107  $   21,810       400,764 SH          SOLE                400,764
THE HOWARD HUGHES
 CORPORATION.............. Warrants 44267D 107  $    5,613       333,333 SH          SOLE                333,333
TRW AUTOMOTIVE HLDGS CORP.   COM     87264S106  $1,027,040    19,488,416 SH          SOLE             19,488,416
UNISYS CORP...............   COM    909214 30 6 $      333        12,858 SH          SOLE                 12,858

(a)The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(b)The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen
   A. Schwarzman.